EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
EARNINGS PER SHARE

2. EARNINGS PER SHARE

The following table presents the calculation of basic and diluted earnings per share for our Common and Class B common stock:

Years Ended December 31,	2017	2016	2015
Basic Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$208,221	$182,810	$172,929
Less: distributed and undistributed earnings allocated to non-vested restricted common stock	17,430	14,806	13,634

Earnings allocated to Watsco, Inc. shareholders	$190,791	$168,004	$159,295

Weighted-average common shares outstanding—Basic	32,824,947	32,582,385	32,435,961

Basic earnings per share for Common and Class B common stock	$5.81	$5.16	$4.91

Allocation of earnings for Basic:
Common stock	$175,667	$154,021	$146,037
Class B common stock	15,124	13,983	13,258

	$190,791	$168,004	$159,295

Diluted Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$208,221	$182,810	$172,929
Less: distributed and undistributed earnings allocated to non-vested restricted common stock	17,427	14,801	13,626

Earnings allocated to Watsco, Inc. shareholders	$190,794	$168,009	$159,303

Weighted-average common shares outstanding—Basic	32,824,947	32,582,385	32,435,961
Effect of dilutive stock options	37,686	34,119	44,395

Weighted-average common shares outstanding—Diluted	32,862,633	32,616,504	32,480,356

Diluted earnings per share for Common and Class B common stock	$5.81	$5.15	$4.90

Diluted earnings per share for our Common stock assumes the conversion of all of our Class B common stock into Common stock as of the beginning of the fiscal year; therefore, no allocation of earnings to Class B common stock is required. At December 31, 2017, 2016 and 2015, our outstanding Class B common stock was convertible into 2,601,996, 2,711,811 and 2,699,710 shares of our Common stock, respectively.

Diluted earnings per share excluded 11,664, 31,839 and 67,014 shares for the years ended December 31, 2017, 2016 and 2015, respectively, related to stock options with an exercise price per share greater than the average market value, resulting in an anti-dilutive effect on diluted earnings per share.